PLEASE DISREGARD THE 497 FILING MADE ON MAY 1, 2001 WITH THE ACCESSION NUMBER 0000870156-01-500049. THE FILING WAS MADE IN ERROR AND CONTAINS THE INFORMATION FOR ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT II, CIK #0001014792, FILE #333-53732.